Document and Entity Information	Nov. 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2020
Entity Registrant Name	CACI International Inc
Entity Central Index Key	0000016058
Entity Emerging Growth Company	false
Entity File Number	001-31400
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1345888
Entity Address, Address Line One	1100 N. Glebe Road
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	703
Local Phone Number	841-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	CACI
Name of each exchange on which registered	NYSE